                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-772
                                   ------------


                         RIVERSOURCE EQUITY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota          55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

    Semiannual Report

                                                         RIVERSOURCE [LOGO] (SM)
                                                                INVESTMENTS

    RIVERSOURCE (SM)
    MID CAP GROWTH FUND

--------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED MAY 31, 2006

  > RIVERSOURCE MID CAP GROWTH FUND
    SEEKS TO PROVIDE SHAREHOLDERS WITH
    GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot .............................................................    2

Performance Summary .......................................................    3

Questions & Answers with Portfolio Management .............................    5

Investments in Securities .................................................   11

Financial Statements ......................................................   14

Notes to Financial Statements .............................................   17

Fund Expenses Example .....................................................   30

Approval of Investment Management Services Agreement ......................   32

Proxy Voting ..............................................................   32

Results of Meeting of Shareholders ........................................   33

      [LOGO]
  DALBAR RATED
      2006
FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 1
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

FUND SNAPSHOT
         AT MAY 31, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

PORTFOLIO MANAGER          SINCE    YEARS IN INDUSTRY
Duncan Evered              2/00           21

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

For investors seeking growth of capital.

Inception dates by class

A: 6/4/57       B: 3/20/95      C: 6/26/00      I: 3/4/04       Y: 3/20/95

Ticker symbols by class

A: INVPX        B: IDQBX        C: AESCX        I: --           Y: IESYX
Total net assets                                            $1.781 billion
Number of holdings                                                      93

--------------------------------------------------------------------------------
SECTOR COMPOSITION*
--------------------------------------------------------------------------------

Percentage of portfolio assets

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology             24.1%
Health Care                        15.4%
Energy                             14.3%
Consumer Discretionary             14.2%
Industrials                        14.0%
Financials                          5.3%
Materials                           5.1%
Short-Term Securities**             3.3%
Consumer Staples                    2.8%
Telecommunication Services          1.1%
Utilities                           0.4%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

** Of the 3.3%, 2.3% is due to security lending activity and 1.0% is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
STYLE MATRIX
--------------------------------------------------------------------------------

       STYLE

VALUE  BLEND  GROWTH

        SIZE

LARGE  MEDIUM  SMALL

         X

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

Percentage of portfolio assets

Robert Half Intl (Commercial Services & Supplies)                           2.8%
--------------------------------------------------------------------------------
Whole Foods Market (Food & Staples Retailing)                               2.8
--------------------------------------------------------------------------------
ENSCO Intl (Energy Equipment & Services)                                    2.7
--------------------------------------------------------------------------------
Fastenal (Trading Companies & Distributors)                                 2.7
--------------------------------------------------------------------------------
Williams-Sonoma (Specialty Retail)                                          2.4
--------------------------------------------------------------------------------
Paychex (IT Services)                                                       2.3
--------------------------------------------------------------------------------
Sigma-Aldrich (Chemicals)                                                   2.3
--------------------------------------------------------------------------------
Microchip Technology (Semiconductors & Semiconductor Equipment)             2.3
--------------------------------------------------------------------------------
VeriFone Holdings (IT Services)                                             2.2
--------------------------------------------------------------------------------
Legg Mason (Capital Markets)                                                2.1
--------------------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-4.14%  RiverSource Mid Cap Growth Fund ~Class A (excluding sales charge)

+4.11%  Russell Midcap(R) Growth Index(1) (unmanaged)

+4.99%  Lipper Mid-Cap Growth Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The 5.75% sales charge applicable to Class A shares of the Fund it reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 3
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                               CLASS A               CLASS B                CLASS C          CLASS I       CLASS Y
(INCEPTION DATES)             (6/4/57)              (3/20/95)              (6/26/00)        (3/4/04)       (3/20/95)
                                                          AFTER                  AFTER
                           NAV(1)    POP(2)      NAV(1)   CDSC(3)     NAV(1)     CDSC(4)      NAV(5)         NAV(5)
AT MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------
6 months*                  -4.14%    -9.66%      -4.45%    -9.22%      -4.52%    -5.48%        -3.93%         -4.02%
---------------------------------------------------------------------------------------------------------------------
1 year                     +9.54%    +3.24%      +8.74%    +3.74%      +8.65%    +7.65%       +10.01%         +9.74%
---------------------------------------------------------------------------------------------------------------------
3 years                   +10.20%    +8.04%      +9.37%    +8.24%      +9.34%    +9.34%         N/A          +10.38%
---------------------------------------------------------------------------------------------------------------------
5 years                    +4.01%    +2.79%      +3.22%    +2.87%      +3.19%    +3.19%         N/A           +4.19%
---------------------------------------------------------------------------------------------------------------------
10 years                   +8.94%    +8.29%      +8.11%    +8.11%       N/A       N/A           N/A           +9.09%
---------------------------------------------------------------------------------------------------------------------
Since inception            +8.90%    +8.77%     +10.12%   +10.12%      -0.58%    -0.58%        +5.68%        +11.13%
---------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
---------------------------------------------------------------------------------------------------------------------
6 months*                  -2.93%    -8.51%      -3.28%    -8.11%      -3.28%    -4.24%        -2.74%         -2.82%
---------------------------------------------------------------------------------------------------------------------
1 year                     +7.23%    +1.07%      +6.36%    +1.36%      +6.45%    +5.45%        +7.65%         +7.46%
---------------------------------------------------------------------------------------------------------------------
3 years                   +10.05%    +7.90%      +9.20%    +8.07%      +9.20%    +9.20%          N/A         +10.24%
---------------------------------------------------------------------------------------------------------------------
5 years                    +4.24%    +3.01%      +3.43%    +3.07%      +3.43%    +3.43%          N/A          +4.41%
---------------------------------------------------------------------------------------------------------------------
10 years                   +8.97%    +8.33%      +8.13%    +8.13%        N/A       N/A           N/A          +9.13%
---------------------------------------------------------------------------------------------------------------------
Since inception            +8.89%    +8.76%     +10.06%   +10.06%      -0.53%    -0.53         +5.60%        +11.07%
---------------------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized.


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4 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Duncan Evered discusses RiverSource Mid Cap Growth Fund's results and positioning for the semiannual period ended May 31, 2006.

Q:    How did the Fund perform for the six-month period ended May 31, 2006?

A: RiverSource Mid Cap Growth Fund declined 4.14% (Class A shares excluding sales charge) for the six months ended May 31, 2006. The Fund's benchmark, the Russell Midcap Growth Index (Russell Index), advanced 4.11% for the period. The Fund's peer group, represented by the Lipper Mid-Cap Growth Funds Index, was up 4.99% for the same time frame.

Q:    What factors most significantly affected performance for the period?

A: The market of the past six months has been difficult for the Fund. During the period, mid-cap stocks outperformed large-cap stocks, but lagged smaller stocks. Within the mid-cap universe, growth stocks significantly lagged their value-oriented peers.

      Particularly challenging for the Fund during this period was investors' preference for riskier investments, as evidenced by the strong performance of segments such as emerging markets, small-cap stocks and high-yield bonds. Within the equity universe, this appetite for risk led higher beta stocks to outperform lower beta stocks. Beta is a measure of an individual stock's volatility compared to a market index. In contrast, our emphasis tends to focus on lower beta stocks. We invest the Fund's assets with an eye toward quality and risk management, focusing on companies with less leverage on their balance sheets, durable business models and more predictable earnings results. Unfortunately, quality was not rewarded during this period.

      In the past, our strategy has underperformed in risk-driven market environments similar to what we encountered for much of the reporting period. However, over full market cycles, the Fund has delivered competitive

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 5
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> QUALITY WAS NOT REWARDED DURING THIS PERIOD AND THAT
  WAS A DISADVANTAGE FOR THE FUND.

      performance and our goal is to continue to do so. We are optimistic that the Fund's performance, which improved in the latter part of the period, can continue to do so as investors seem to be showing less willingness to take risk. That shift, if it continues, should play to the Fund's advantage.

      Looking more closely at the Fund's results, sector weightings had a neutral impact overall. The Fund's positioning, which was less than the Russell Index in the consumer discretionary sector had a positive effect, but was offset by a larger-than-Russell Index position in the lagging health care sector and a smaller-than-Russell Index position in the industrials sector. Stock selection was primarily responsible for the underperformance. The portfolio's individual holdings in the consumer discretionary, technology and health care sectors did not keep up with their benchmark peers, while results in consumer staples, financials and materials were in line with the respective index sectors.

      Individual contributors to relative return included Martin Marietta Materials, Diagnostic Products and VeriFone. Martin Marietta Materials provides granite, limestone and other aggregates for construction. Increased construction in the southeast has spurred demand for its products. We trimmed holdings of Martin Marietta Materials in response to its strong performance. Health care company Diagnostic Products manufacturers specialized kits to help diagnose conditions such as heart disease,


--------------------------------------------------------------------------------
6 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> WE BELIEVE THE FUND IS EFFECTIVELY POSITIONED FOR AN
  ENVIRONMENT THAT IS LIKELY TO BE MORE FOCUSED ON QUALITY
  AND PREDICTABILITY OF EARNINGS.

      allergies and cancer. In April, Siemens Medical Solutions announced an agreement to acquire Diagnostic Products at a 20% premium to its then-current trading price. We have since sold the portfolio's holdings pending completion of the acquisition. VeriFone provides technology and software to facilitate secure electronic purchases such as those using debit or credit cards. In April, the company announced the acquisition of Israeli based wireless electronic payment systems provider Lipman Electronic Engineering. The deal is expected to be added to earnings for fiscal year 2007 and should enable the company to continue to grow market share in both the emerging markets and wireless space.

      Detractors from the portfolio's total return during the period included Dendrite Intl, Fair Isaac and Legg Mason. Dendrite Intl provides software and systems for pharmaceutical sales forces. Pfizer, one of its largest clients, has reduced sales force-related expenditures, which negatively affected Dendrite Intl. Fair Isaac is a well-known credit scoring company. The firm's complex algorithms help credit providers solicit potential customers and decide how to position credit card portfolios. There has been some concern that credit agencies might replace Fair Isaac's system with proprietary versions. While this could be somewhat of a concern, the service provided by Fair Isaac is sophisticated and difficult to replicate. Therefore, we don't think the competitive threat is as significant as Wall Street seems to believe it is. Asset manager Legg Mason was one of the portfolio's best performing stocks in calendar year

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 7
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      2005 as the company swapped its brokerage business for Citicorp's asset management business. It has since become clear that some work is necessary to assimilate the asset managers Legg Mason acquired. We think Legg Mason will begin to realize some benefits from that deal this year. Over the course of the period, we trimmed the Fund's positions in each of these three stocks.

Q:    What changes did you make to the Fund?

A: We have moved the portfolio's health care allocation from a larger-than-Russell Index position to one that is about equal to the Russell Index. Health care stocks, in general, are facing insurance reimbursement issues as well as cost pressures that span a broad spectrum of companies. Our elimination of Diagnostic Products following the acquisition announcement helped reduce the health care weight.

      The Fund had been underweight in industrials compared to the Russell Index. We have introduced several new holdings in this sector, which is now weighted about equal to the sector weight of the Russell Index.

      Previously, the Fund had no exposure to telecommunications services or utilities, two small segments of the Russell Index. However, both segments have performed well and we considered it prudent to introduce some exposure to each of these sectors. The Fund now has about a 1% weighting in telecommunications services and a 0.4% weighting in utilities, allocations that are similar to that of the Russell Index.


--------------------------------------------------------------------------------
8 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q: What is your tactical view and how will you position the Fund for the months ahead?

A: To summarize current positioning, the Fund has weightings less than the Russell Index in consumer discretionary and financials and positions larger than the Russell Index in energy and information technology sectors. In our view, this is a somewhat inflationary environment, with a likelihood of higher interest rates, which, in combination with cooling real estate values and higher energy prices, could depress consumer spending. Consequently, we believe effective positioning in the consumer discretionary sector will be important going forward. Within the portfolio's consumer discretionary sector, we have introduced stocks in areas such as gaming and hotels, where specific industry fundamentals seem strong. Conversely, the Fund is currently underweight in more traditional retail oriented names.

      In financials services, we have tended to focus on asset managers, which has generally benefited the portfolio. However, we have kept the overall financials weighting smaller than that of the Russell Index because rising interest rates continue to hamper certain financial services segments.

      The energy area still warrants a great deal of attention and though it is a volatile segment, we think the combination of continued global demand, limited natural resources and a shortage of skilled energy professionals will keep prices relatively high, leading us to a larger-than-Russell Index position in the sector.

      The Fund also has a larger-than-Russell Index position in information technology because we believe enterprise spending in this area remains strong and could likely see an increase in the second half of the year and into 2007. Within the group, we remain focused on owning more service-oriented companies, particularly software services.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 9
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      Quality was not rewarded during this period and that was a disadvantage for the Fund. However, when the market changes focus, it often does so with real force. We believe recent reluctance to take on risk is a trend that will take hold. The U.S. economy appears to be slowing and the Federal Reserve (the Fed) seems poised to help that along via higher short-term interest rates. The Fed sees signs of commodity prices and other production costs working their way through the economy to fuel inflation, so even if the economy begins to weaken, the Fed may still have to raise rates. Furthermore, in the last couple months, the dollar has weakened. Supporting the dollar may be another catalyst for higher interest rates.

      Data suggests that we could be facing a more difficult period for the economy and the stock market. There are signs consumer spending is weakening. U.S. gross domestic product (GDP) could still grow 3% for the full year 2006, but it probably won't be nearly as strong as in the first quarter of this year. For us, it is now a matter of anticipating the market's changes. We remain focused on assembling a portfolio of 60-80 better quality U.S. mid-size growth companies with strong management, attractive business opportunities, sound financials, good market share and durable business models. We believe the Fund is effectively positioned for an environment that is likely to be more focused on quality and predictability of earnings.


--------------------------------------------------------------------------------
10 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Mid Cap Growth Fund

MAY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (98.8%)
--------------------------------------------------------------------------------

ISSUER                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (1.0%)
L-3 Communications Holdings                          58,356         $  4,257,654
Precision Castparts                                  75,606            4,357,174
Rockwell Collins                                    174,925            9,550,905
                                                                    ------------
Total                                                                 18,165,733
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide                             208,378            9,176,967
--------------------------------------------------------------------------------

BIOTECHNOLOGY (6.8%)
Amylin Pharmaceuticals                               40,725(b)         1,850,951
Biogen Idec                                         423,064(b)        19,727,474
Invitrogen                                          421,795(b,d)      26,885,213
MedImmune                                           858,281(b)        27,310,501
OSI Pharmaceuticals                                 375,915(b,d)      10,758,687
Techne                                              637,963(b)        34,883,818
                                                                    ------------
Total                                                                121,416,644
--------------------------------------------------------------------------------

CAPITAL MARKETS (5.3%)
Investors Financial Services                        526,366           23,023,249
Legg Mason                                          401,293           38,496,037
T Rowe Price Group                                  405,206           32,051,795
                                                                    ------------
Total                                                                 93,571,081
--------------------------------------------------------------------------------

CHEMICALS (2.4%)
Sigma-Aldrich                                       608,625           42,250,748
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.7%)
Cintas                                              701,911(d)        29,732,950
Robert Half Intl                                  1,259,785           51,701,576
Strayer Education                                   195,087           19,450,174
                                                                    ------------
Total                                                                100,884,700
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
F5 Networks                                         211,206(b)        10,247,715
Juniper Networks                                    943,387(b,d)      15,028,155
                                                                    ------------
Total                                                                 25,275,870
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Network Appliance                                 1,064,849(b)        34,075,168
SanDisk                                              76,006(b)         4,276,858
                                                                    ------------
Total                                                                 38,352,026
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                             SHARES             VALUE(a)
CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                76,863         $  6,737,811
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (2.1%)
Martin Marietta Materials                           404,123           36,981,296
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Moody's                                              69,724            3,646,565
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.8%)
American Power Conversion                           977,038           19,228,108
Rockwell Automation                                 179,879           12,282,138
                                                                    ------------
Total                                                                 31,510,246
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.4%)
BJ Services                                         850,920           31,186,218
ENSCO Intl                                          985,448           49,262,545
Nabors Inds                                         522,856(b,c)      18,775,759
Noble                                               473,414           32,916,475
                                                                    ------------
Total                                                                132,140,997
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.8%)
Whole Foods Market                                  777,913(d)        50,564,345
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Biomet                                              554,885           19,537,501
Kinetic Concepts                                    451,284(b)        17,554,948
ResMed                                              234,098(b)        10,642,095
Total                                                                 47,734,544
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.4%)
Cerner                                               47,619(b)         1,808,570
Dendrite Intl                                     1,545,869(b)        15,721,488
Express Scripts                                     310,432(b)        22,748,457
Health Management Associates Cl A                   934,840           19,491,414
Lincare Holdings                                    752,111(b)        28,053,739
Omnicare                                            555,402           25,748,437
                                                                    ------------
Total                                                                113,572,105
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                             SHARES             VALUE(a)
HOTELS, RESTAURANTS & LEISURE (5.9%)
Brinker Intl                                        387,128       $   14,207,598
Cheesecake Factory                                  600,472(b)        17,569,811
Intl Game Technology                                375,652           13,985,524
Panera Bread Cl A                                   356,183(b)        23,066,411
Royal Caribbean Cruises                             320,158           12,191,617
Station Casinos                                     319,738           23,340,873
                                                                  --------------
Total                                                                104,361,834
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES                                                 400,668(b)         7,372,291
--------------------------------------------------------------------------------

IT SERVICES (8.3%)
Acxiom                                            1,487,223           35,068,718
Fiserv                                              697,185(b)        30,083,533
Paychex                                           1,158,334           42,522,440
VeriFone Holdings                                 1,275,523(b)        40,357,548
                                                                  --------------
Total                                                                148,032,239
--------------------------------------------------------------------------------

MACHINERY (2.2%)
Danaher                                             321,473           20,609,633
ITT Inds                                            175,238            9,138,662
Joy Global                                           99,128            5,327,139
PACCAR                                               62,908            4,834,480
                                                                  --------------
Total                                                                 39,909,914
--------------------------------------------------------------------------------

MEDIA (3.8%)
Catalina Marketing                                1,082,395           31,703,350
Lamar Advertising Cl A                               87,354(b)         4,762,540
Univision Communications  Cl A                      884,104(b)        31,783,538
                                                                  --------------
Total                                                                 68,249,428
--------------------------------------------------------------------------------

METALS & MINING (0.7%)
Freeport-McMoRan Copper & Gold Cl B                  75,249            4,213,192
Peabody Energy                                      140,570            8,763,133
                                                                  --------------
Total                                                                 12,976,325
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.1%)
Delek US Holdings                                    86,770(b)         1,284,196
Denbury Resources                                   526,936(b)        16,651,178
EOG Resources                                       406,853           26,713,969
Murphy Oil                                          222,832           11,749,931
Newfield Exploration                                617,600(b)        26,390,048
Pogo Producing                                      480,404           21,647,004
Williams Companies                                  214,589            4,849,711
XTO Energy                                          437,564           18,036,388
                                                                  --------------
Total                                                                127,322,425
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5 7%)
Broadcom Cl A                                       677,442(b)    $   22,904,314
KLA-Tencor                                          362,314           14,869,367
Maxim Integrated Products                           503,616           15,476,120
Microchip Technology                              1,218,407           41,791,359
NVIDIA                                              318,869(b)         7,327,610
                                                                  --------------
Total                                                                102,368,770
--------------------------------------------------------------------------------

SOFTWARE (7.0%)
Advent Software                                     973,871(b)        31,952,708
BMC Software                                      1,287,816(b)        25,949,492
Citrix Systems                                      240,580(b)         9,040,996
Fair Isaac                                          912,623           32,462,001
Kronos                                              190,586(b)         7,623,440
NAVTEQ                                              403,715(b)        16,855,101
                                                                  --------------
Total                                                                123,883,738
--------------------------------------------------------------------------------

SPECIALTY RETAIL (3.8%)
Advance Auto Parts                                  365,192           13,921,119
Chico's FAS                                         303,523(b)         9,096,584
Williams-Sonoma                                   1,228,809           44,421,446
                                                                  --------------
Total                                                                 67,439,149
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach                                               602,916(b)        17,532,797
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.7%)
Fastenal                                          1,124,267           48,343,481
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
American Tower Cl A                                 420,685(b)        13,028,615
NII Holdings                                        131,835(b)         7,179,734
                                                                  --------------
Total                                                                 20,208,349
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,412,792,506)                                            $1,759,982,418
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.4%)(e)
--------------------------------------------------------------------------------


ISSUER                     EFFECTIVE       AMOUNT                     VALUE(a)
                             YIELD       PAYABLE AT
                                          MATURITY
COMMERCIAL PAPER
Abbey Natl North America LLC
   06-01-06                   5.07%       $9,400,000                $  9,398,676
Bear Stearns Companies
   06-19-06                   5.02        10,000,000                   9,973,559
CHARTA LLC
   06-15-06                   5.01           500,000(f)                  498,958
Deer Valley Funding LLC
   06-19-06                   5.03        10,000,000                   9,973,506

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                     EFFECTIVE       AMOUNT                     VALUE(a)
                             YIELD       PAYABLE AT
                                          MATURITY
COMMERCIAL PAPER (CONT.)
Preferred Receivables Funding
   06-27-06                   5.05%      $10,000,000(f)           $    9,962,275
Ranger Funding LLC
   06-05-06                   4.95        10,000,000(f)                9,993,132
Sedna Finance
   06-06-06                   4.99        10,000,000                   9,991,683
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (CONTINUED)

ISSUER                     EFFECTIVE       AMOUNT                     VALUE(a)
                             YIELD       PAYABLE AT
                                          MATURITY
TOTAL SHORT-TERM SECURITIES
(Cost: $59,800,124)                                               $   59,791,789
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,472,592,630)(g)                                         $1,819,774,207
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2006, the value of foreign securities represented 1.1% of net assets.

(d) At May 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.3% of net assets. See Note 5 to the financial statements. 1.1% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $20,454,365 or 1.1% of net assets.

(g) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $1,472,593,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                             $405,760,000
      Unrealized depreciation                              (58,579,000)
      ----------------------------------------------------------------
      Net unrealized appreciation                         $347,181,000
      ----------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 13
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Mid Cap Growth Fund

MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
    (identified cost $1,472,592,630)                                                        $ 1,819,774,207
Capital shares receivable                                                                            89,249
Dividends and accrued interest receivable                                                           850,426
Receivable for investment securities sold                                                         8,154,349
------------------------------------------------------------------------------------------------------------
Total assets                                                                                  1,828,868,231
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                                   154,019
Capital shares payable                                                                              228,996
Payable for investment securities purchased                                                       4,598,214
Payable upon return of securities loaned (Note 5)                                                41,822,200
Accrued investment management services fee                                                           33,205
Accrued distribution fee                                                                            380,714
Accrued service fee                                                                                     542
Accrued transfer agency fee                                                                           8,804
Accrued administrative services fee                                                                   2,614
Other accrued expenses                                                                              244,535
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                47,473,843
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $ 1,781,394,388
============================================================================================================

------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                    $     1,300,657
Additional paid-in capital                                                                    1,335,770,556
Net operating loss                                                                               (4,190,796)
Accumulated net realized gain (loss)                                                            101,332,394
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                          347,181,577
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $ 1,781,394,388
============================================================================================================
Net assets applicable to outstanding shares:            Class A                             $1,235,566,708
                                                        Class B                             $  282,857,086
                                                        Class C                             $   11,026,332
                                                        Class I                             $   51,211,114
                                                        Class Y                             $  200,733,148
Net asset value per share of outstanding capital stock: Class A shares    89,000,518        $        13.88
                                                        Class B shares    22,314,854        $        12.68
                                                        Class C shares       870,036        $        12.67
                                                        Class I shares     3,616,102        $        14.16
                                                        Class Y shares    14,264,181        $        14.07
------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                            $   40,406,866
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource Mid Cap Growth Fund

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Income:
Dividends                                                                 $   6,752,561
Interest                                                                        664,151
Fee income from securities lending (Note 5)                                      36,255
----------------------------------------------------------------------------------------
Total income                                                                  7,452,967
----------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                            5,628,522
Distribution fee
    Class A                                                                   1,690,307
    Class B                                                                   1,586,600
    Class C                                                                      60,918
Transfer agency fee                                                           1,430,831
Incremental transfer agency fee
    Class A                                                                      97,017
    Class B                                                                      62,323
    Class C                                                                       2,528
Service fee -- Class Y                                                          104,491
Administrative services fees and expenses                                       555,121
Compensation of board members                                                     8,650
Custodian fees                                                                   74,830
Printing and postage                                                            288,400
Registration fees                                                                45,500
Audit fees                                                                       15,500
Other                                                                            26,102
----------------------------------------------------------------------------------------
Total expenses                                                               11,677,640
    Earnings credits on cash balances (Note 2)                                  (33,877)
----------------------------------------------------------------------------------------
Total net expenses                                                           11,643,763
----------------------------------------------------------------------------------------
Investment income (loss) -- net                                              (4,190,796)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions (Note 3)                  106,329,151
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies     (178,260,973)
----------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                       (71,931,822)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $ (76,122,618)
========================================================================================

See accompanying notes to financial statements

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 15
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Mid Cap Growth Fund

                                                                           MAY 31, 2006       NOV. 30 , 2005
                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                            (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           $    (4,190,796)    $   (13,744,084)
Net realized gain (loss) on investments                                       106,329,151         225,080,595
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies       (178,260,973)         51,395,303
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (76,122,618)        262,731,814
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net realized gain
    Class A                                                                      (958,885)                 --
    Class B                                                                      (250,115)                 --
    Class C                                                                        (9,498)                 --
    Class I                                                                       (30,856)                 --
    Class Y                                                                      (140,474)                 --
---------------------------------------------------------------------------------------------------------------
Total distributions                                                            (1,389,828)                 --
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
---------------------------------------------------------------------------------------------------------------
Proceeds from sales
    Class A shares (Note 2)                                                    59,250,891         108,126,482
    Class B shares                                                             16,732,450          29,373,338
    Class C shares                                                              1,014,839           1,674,433
    Class I shares                                                             10,694,197          31,963,088
    Class Y shares                                                             21,553,318          35,523,996
Reinvestment of distributions at net asset value
    Class A shares                                                                917,397                  --
    Class B shares                                                                246,325                  --
    Class C shares                                                                  9,295                  --
    Class I shares                                                                 30,852                  --
    Class Y shares                                                                140,474                  --
Payments for redemptions
    Class A shares                                                           (147,837,035)       (402,500,136)
    Class B shares (Note 2)                                                   (49,793,817)       (151,146,293)
    Class C shares (Note 2)                                                    (1,904,156)         (5,389,359)
    Class I shares                                                               (463,778)         (6,495,585)
    Class Y shares                                                            (15,047,023)        (97,788,183)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            (104,455,771)       (456,658,219)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (181,968,217)       (193,926,405)
Net assets at beginning of period                                           1,963,362,605       2,157,289,010
---------------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $ 1,781,394,388     $ 1,963,362,605
===============================================================================================================

See accompanying notes to financial statements


--------------------------------------------------------------------------------
16 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Mid Cap Growth Fund

(Unaudited as to May 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Equity Series, Inc. (formerly AXP Equity Series, Inc). and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Equity Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of mid-capitalization companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At May 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, which represents 2.87% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 17
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


--------------------------------------------------------------------------------
18 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 19
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Funds average daily net assets declined from 0.60% to 0.48% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $556,215 for the six months ended May 31, 2006.


--------------------------------------------------------------------------------
20 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 21
--------------------------------------------------------------------------------

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $686,995 for Class A, $220,720 for Class B and $459 for Class C for the six months ended May 31, 2006.

During the six months ended May 31, 2006, the Fund's custodian and transfer agency fees were reduced by $33,877 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $332,652,918 and $434,047,735, respectively, for the six months ended May 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                     SIX MONTHS ENDED MAY 31, 2006
                                                   CLASS A       CLASS B       CLASS C      CLASS I       CLASS Y
---------------------------------------------------------------------------------------------------------------------
Sold                                               4,032,279     1,243,586        75,515      713,787    1,446,664
Issued for reinvested distributions                   63,181        18,521           699        2,087        9,556
Redeemed                                         (10,066,751)   (3,706,020)     (141,866)     (31,358)  (1,013,383)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                           (5,971,291)   (2,443,913)      (65,652)     684,516      442,837
---------------------------------------------------------------------------------------------------------------------


                                                                       YEAR ENDED NOV. 30, 2005
                                                   CLASS A       CLASS B       CLASS C      CLASS I       CLASS Y
---------------------------------------------------------------------------------------------------------------------
Sold                                               8,195,821     2,451,578       140,518    2,453,120    2,700,038
Issued for reinvested distributions                       --            --            --           --           --
Redeemed                                         (31,042,434)  (12,611,921)     (452,854)    (494,641)  (7,138,164)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                          (22,846,613)  (10,160,343)     (312,336)   1,958,479   (4,438,126)
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At May 31, 2006, securities valued at $40,406,866 were on loan to brokers. For collateral, the Fund received $41,822,200 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $36,255 for the six months ended May 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2006.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 23
--------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
24 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                          2006(f)       2005       2004       2003       2002
Net asset value, beginning of period                                $14.49        $12.64     $11.83     $10.06     $10.71
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.03)         (.08)      (.08)      (.08)      (.10)
Net gains (losses) (both realized and unrealized)                     (.57)         1.93        .89       1.85       (.55)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.60)         1.85        .81       1.77       (.65)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.01)           --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $13.88        $14.49     $12.64     $11.83     $10.06
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $1,236        $1,376     $1,489     $1,478     $1,155
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.10%(c)      1.09%      1.03%      1.18%      1.25%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.33%)(c)     (.57%)     (.62%)     (.83%)     (.96%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               18%           27%        26%        26%        15%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      (4.14%)(e)    14.64%      6.85%     17.59%     (6.07%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended May 31, 2006 (Unaudited).

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 25
--------------------------------------------------------------------------------

CLASS B
----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                          2006(f)       2005       2004       2003       2002
Net asset value, beginning of period                                $13.28        $11.68     $11.02     $ 9.44     $10.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.08)         (.19)      (.17)      (.14)      (.16)
Net gains (losses) (both realized and unrealized)                     (.51)         1.79        .83       1.72       (.53)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.59)         1.60        .66       1.58       (.69)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.01)           --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $12.68        $13.28     $11.68     $11.02     $ 9.44
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  283        $  329     $  408     $  440     $  321
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.88%(c)      1.86%      1.80%      1.96%      2.03%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (1.10%)(c)    (1.35%)    (1.40%)    (1.61%)    (1.74%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               18%           27%        26%        26%        15%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      (4.45%)(e)    13.70%      5.99%     16.74%     (6.81%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
26 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                          2006(f)       2005       2004       2003       2002
Net asset value, beginning of period                                $13.28        $11.68     $11.02     $ 9.44     $10.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.08)         (.18)      (.16)      (.14)      (.16)
Net gains (losses) (both realized and unrealized)                     (.52)         1.78        .82       1.72       (.53)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.60)         1.60        .66       1.58       (.69)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.01)           --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $12.67        $13.28     $11.68     $11.02     $ 9.44
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   11        $   12     $   15     $   14     $    8
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.88%(c)      1.87%      1.81%      1.97%      2.06%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (1.11%)(c)    (1.35%)    (1.40%)    (1.61%)    (1.76%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               18%           27%        26%        26%        15%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      (4.52%)(e)    13.70%      5.99%     16.74%     (6.81%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended May 31, 2006 (Unaudited).

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 27
--------------------------------------------------------------------------------

CLASS I

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended Nov 30,                                           2006(g)       2005       2004(b)
Net asset value, beginning of period                                $14.75        $12.81     $12.52
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .01          (.01)      (.05)
Net gains (losses) (both realized and unrealized)                     (.59)         1.95        .34
--------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.58)         1.94        .29
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.01)           --         --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.16        $14.75     $12.81
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   51        $   43     $   12
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                       .69%(d)       .63%       .60%(d)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .08%(d)      (.09%)     (.13%)(d)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               18%           27%        26%
--------------------------------------------------------------------------------------------------------
Total return(e)                                                      (3.93%)(f)    15.14%      2.32%(f)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
28 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                          2006(f)       2005       2004       2003       2002
Net asset value, beginning of period                                $14.67        $12.78     $11.94     $10.13     $10.77
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.01)         (.06)      (.06)      (.06)      (.08)
Net gains (losses) (both realized and unrealized)                     (.58)         1.95        .90       1.87       (.56)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.59)         1.89        .84       1.81       (.64)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.01)           --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.07        $14.67     $12.78     $11.94     $10.13
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  201        $  203     $  233     $  200     $  127
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .93%(c)       .92%       .87%      1.00%      1.10%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.16%)(c)     (.40%)     (.46%)     (.66%)     (.80%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               18%           27%        26%        26%        15%
----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      (4.02%)(e)    14.79%      7.04%     17.87%     (5.94%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended May 31, 2006 (Unaudited).

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 29
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
30 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                              BEGINNING            ENDING            EXPENSES
                                            ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING     ANNUALIZED
                                             DEC. 1, 2005        MAY 31, 2006       THE PERIOD(a)  EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000              $958.60           $5.37(c)         1.10%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000            $1,019.45           $5.54(c)         1.10%
-----------------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000              $955.50           $9.17(c)         1.88%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000            $1,015.56           $9.45(c)         1.88%
-----------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000              $954.80           $9.16(c)         1.88%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000            $1,015.56           $9.45(c)         1.88%
-----------------------------------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000              $960.70           $3.37(c)          .69%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000            $1,021.49           $3.48(c)          .69%
-----------------------------------------------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000              $959.80           $4.54(c)          .93%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000            $1,020.29           $4.68(c)          .93%
-----------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2006: -4.14% for Class A, -4.45% for Class B, -4.52% for Class C, -3.93% for Class I and -4.02% for Class Y.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended May 31, 2006, the actual expenses paid would have been $5.62 for Class A, $9.41 for Class B, $9.41 for Class C, $3.62 for Class I and $4.79 for Class Y; the hypothetical expenses paid would have been $5.79 for Class A, $9.70 for Class B, $9.70 for Class C, $3.73 for Class I and $4.94 for Class Y.

--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 31
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
32 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE MID CAP GROWTH FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                AFFIRMATIVE                     WITHHOLD
--------------------------------------------------------------------------------
 Kathleen Blatz                1,173,288,817.40              48,549,929.31
--------------------------------------------------------------------------------
 Arne H. Carlson               1,169,961,603.11              51,877,143.60
--------------------------------------------------------------------------------
 Patricia M. Flynn             1,173,971,427.15              47,867,319.56
--------------------------------------------------------------------------------
 Anne P. Jones                 1,170,771,821.37              51,066,925.34
--------------------------------------------------------------------------------
 Jeffrey Laikind               1,172,658,445.32              49,180,301.39
--------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.         1,173,290,280.11              48,548,466.60
--------------------------------------------------------------------------------
 Catherine James Paglia        1,173,486,657.54              48,352,089.17
--------------------------------------------------------------------------------
 Vikki L. Pryor                1,173,347,735.65              48,491,011.06
--------------------------------------------------------------------------------
 Alan K. Simpson               1,167,903,262.97              53,935,483.74
--------------------------------------------------------------------------------
 Alison Taunton-Rigby          1,173,945,562.07              47,893,184.64
--------------------------------------------------------------------------------
 William F. Truscott           1,173,002,081.25              48,836,665.46
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------------------------------
             1,141,122,792.57        53,391,106.28          26,310,257.60         1,014,590.26
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT -- 33
--------------------------------------------------------------------------------

Approve an Investment Management Services Agreement with RiverSource Investments, LLC

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------------------------------
             1,151,202,986.13        40,940,689.93          28,680,480.39         1,014,590.26
--------------------------------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES
DIVERSIFICATION

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------------------------------
             1,151,912,563.62        40,089,390.87          28,822,201.96         1,014,590.26
--------------------------------------------------------------------------------------------------------

TEN PERCENT LIMITATION IN SINGLE ISSUER

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------------------------------
             1,146,667,253.23        43,605,869.72          30,551,033.50         1,014,590.26
--------------------------------------------------------------------------------------------------------

LENDING

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------------------------------
             1,142,418,402.06        47,996,054.77          30,409,699.62         1,014,590.26
--------------------------------------------------------------------------------------------------------

BORROWING

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------------------------------
             1,144,632,828.02        45,631,583.30          30,559,745.13         1,014,590.26
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
34 -- RIVERSOURCE MID CAP GROWTH FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) MID CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource Funds are managed
RIVERSOURCE [LOGO](SM)  by RiverSource Investments, LLC and distributed by
       INVESTMENTS      Ameriprise Financial Services, Inc., Member NASD. Both
                        companies are part of Ameriprise Financial, Inc.

                                                                 S-6435 X (7/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Equity Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 28, 2006